General (Details)	1 Months Ended		6 Months Ended
	Nov. 30, 2020 ILS (₪)	Jun. 30, 2020 ILS (₪)	Jun. 30, 2022 ILS (₪) shares	Jun. 30, 2022 USD ($) $ / shares shares
General [Abstract]
Operating segments			1	1
Accumulated deficit | ₪			₪ 88,713
Comprehensive loss | ₪			₪ 11,900
Stock exchange consideration amount | ₪		₪ 23,720
Addition net amount | ₪	₪ 20,887
Number of units (in Shares) | shares			2,941,918	2,941,918
Offering price per shares (in Dollars per share) | $ / shares				$ 4.13
Number of pre fund units (in Shares) | shares			208,802	208,802
Offering price (in Dollars) | $				$ 4.129
Gross proceeds			₪ 43,441	$ 13,000,000
Issuance of warrants (in Shares) | shares			157,510	157,510
over-allotment option shares (in Shares) | shares			469,654	469,654